EARNINGS (LOSS) PER SHARE	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE	EARNINGS (LOSS) PER SHARE
Basic earnings (loss) per share
Basic earnings (loss) per share is calculated by dividing the net income (loss) for the period attributable to shareholders of the Company by the weighted average number of shares outstanding during the period. The weighted average number of shares used within the calculation for the three and nine months ended September 30, 2021 was adjusted for the impact of the Total Produce seven to one share exchange for existing shareholders that occurred immediately prior to the Merger and IPO Transaction. The following table presents basic earnings (loss) per share for the three and nine months ended September 30, 2022 and September 30, 2021:

	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021

	(U.S. Dollars and shares in thousands, except per share amounts)
Net income (loss) attributable to Dole plc	$39,837	$(28,516)	$79,715	$22,032
Weighted average number of shares – basic	94,891	82,166	94,882	64,516
Net income (loss) per share attributable to Dole plc – basic	$0.42	$(0.35)	$0.84	$0.34
Diluted earnings (loss) per share
Diluted earnings per share is calculated by dividing the net income (loss) for the period attributable to shareholders of the Company by the weighted average number of shares outstanding after adjustment for the impact of all share options and RSUs with a dilutive effect. The Company uses the treasury stock method to calculate the dilutive effect of outstanding equity awards for diluted earnings (loss) per share. The weighted average number of shares used within the calculation for the three and nine months ended September 30, 2021 was adjusted for the impact of the Total Produce seven to one share exchange for existing shareholders that occurred immediately prior to the Merger and IPO Transaction. The following table presents diluted earnings (loss) per share for the three and nine months ended September 30, 2022 and September 30, 2021:

	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021

	(U.S. Dollars and shares in thousands, except per share amounts)
Net income (loss) attributable to Dole plc	$39,837	$(28,516)	$79,715	$22,032
Weighted average number of shares – basic	94,891	82,166	94,882	64,516
Effect of share awards with a dilutive effect	17	—	33	207
Weighted average number of shares – diluted	94,908	82,166	94,915	64,723
Net income (loss) per share attributable to Dole plc – diluted	$0.42	$(0.35)	$0.84	$0.34
The average market value of the Company’s shares used for the purpose of calculating the dilutive effect of share options and RSUs with a market condition is based on quoted market prices for the period during which the awards were outstanding during the three and nine months ended September 30, 2022. The calculation of diluted earnings per share for the three and nine months ended September 30, 2022 does not include the effect of these share awards because to do so would be antidilutive.